Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	104 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016
C000166019 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 31,163	$ 31,163	$ 31,163	$ 24,101	$ 23,761	$ 24,444	$ 16,792	$ 14,956	$ 14,593	$ 12,508	$ 10,558
Average Annual Return, Percent	29.30%	15.82%	14.03%
C000160934 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 28,772	$ 28,772	$ 28,772	22,321	22,074	22,777	15,693	14,016	13,724	11,793	9,991
Average Annual Return, Percent	22.14%	14.23%	12.99%
C000160934 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	28.90%	15.47%	13.69%
C000160935 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 28,623	$ 28,623	$ 28,623	22,256	22,184	23,057	15,997	14,397	14,201	12,301	10,492
Average Annual Return, Percent	27.01%	14.63%	12.92%
C000160935 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	28.01%	14.63%	12.92%
C000160936 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 31,042	$ 31,042	$ 31,042	24,013	23,687	24,389	16,759	14,931	14,588	12,496	10,558
Average Annual Return, Percent	29.27%	15.76%	13.98%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Account Value	$ 30,381	$ 30,381	$ 30,381	$ 23,734	$ 23,167	$ 23,811	$ 16,691	$ 14,831	$ 14,334	$ 12,509	$ 10,648
Average Annual Return, Percent	28.01%	15.42%	13.70%